Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Allowances for Loan Losses - Business and Government (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	$ 3,549
Allowance for loan losses, Ending Balance	3,729
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	1,557	$ 1,525
Net remeasurement due to transfers	8	10
New originations or purchases	109	86
Net draws (repayments)	(9)	(22)
Derecognition of financial assets (excluding disposals and write-offs)	(216)	(188)
Changes to risk, parameters, and models	186	120
Allowance for loan losses subtotal	78	6
Disposals		(5)
Foreign exchange and other adjustments	(3)	(53)
Write-offs	(35)	(33)
Recoveries	11	18
Allowance for loan losses subtotal2	(27)	(73)
Allowance for loan losses, Ending Balance	1,608	1,458
Businesses and government [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	209	146
Businesses and government [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	1,399	1,312
Businesses and government [member] | Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	736	706
Transfer to Stage	13	10
Net remeasurement due to transfers	(13)	(7)
New originations or purchases	109	86
Net draws (repayments)	7	(1)
Derecognition of financial assets (excluding disposals and write-offs)	(94)	(92)
Changes to risk, parameters, and models	(33)	(12)
Allowance for loan losses subtotal	(11)	(16)
Foreign exchange and other adjustments		(27)
Allowance for loan losses subtotal2		(27)
Allowance for loan losses, Ending Balance	725	663
Businesses and government [member] | Stage 1 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	44	28
Businesses and government [member] | Stage 1 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(30)	(16)
Businesses and government [member] | Stage 1 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(1)	(2)
Businesses and government [member] | Stage 1 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	79	68
Businesses and government [member] | Stage 1 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	646	595
Businesses and government [member] | Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	690	627
Transfer to Stage	(29)	(26)
Net remeasurement due to transfers	20	15
Net draws (repayments)	(12)	(10)
Derecognition of financial assets (excluding disposals and write-offs)	(110)	(89)
Changes to risk, parameters, and models	153	131
Allowance for loan losses subtotal	22	21
Foreign exchange and other adjustments	(1)	(20)
Allowance for loan losses subtotal2	(1)	(20)
Allowance for loan losses, Ending Balance	711	628
Businesses and government [member] | Stage 2 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(42)	(27)
Businesses and government [member] | Stage 2 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	32	17
Businesses and government [member] | Stage 2 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(19)	(16)
Businesses and government [member] | Stage 2 [member] | Allowance for off balance sheet positions [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	130	78
Businesses and government [member] | Stage 2 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	581	550
Businesses and government [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	120	174
Transfer to Stage	16	16
Net remeasurement due to transfers	1	2
Net draws (repayments)	(4)	(9)
Derecognition of financial assets (excluding disposals and write-offs)	(12)	(7)
Changes to risk, parameters, and models	70	3
Allowance for loan losses subtotal	71	5
Disposals		(5)
Foreign exchange and other adjustments	(2)	(5)
Write-offs	(35)	(32)
Recoveries	8	16
Allowance for loan losses subtotal2	(29)	(26)
Allowance for loan losses, Ending Balance	162	153
Businesses and government [member] | Stage 3 [member] | Transfer to stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	(2)	(1)
Businesses and government [member] | Stage 3 [member] | Transfer to stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Transfer to Stage	20	18
Businesses and government [member] | Stage 3 [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	162	153
Businesses and government [member] | Purchased or Originated Credit Impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Beginning Balance	11	18
Net draws (repayments)		(2)
Changes to risk, parameters, and models	(4)	(2)
Allowance for loan losses subtotal	(4)	(4)
Foreign exchange and other adjustments		(1)
Write-offs		(1)
Recoveries	3	2
Allowance for loan losses subtotal2	3
Allowance for loan losses, Ending Balance	10	14
Businesses and government [member] | Purchased or Originated Credit Impaired [member] | Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses, Ending Balance	$ 10	$ 14